Finance Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Running costs related to our revolving credit facility	£ 1,733	£ 791	£ 863
Interest payable on leases	1,676	1,128
Foreign exchange loss	10,729	0	6,546
Other interest expense	269	381	416
Fair value movement of financial liabilities	419	842	302
Total	14,826	3,142	9,305
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on leases	1,675	1,126	1,176
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on leases	£ 1	£ 2	£ 2